Capital stock (Tables)	12 Months Ended
Mar. 26, 2022
Equity [Abstract]
Summary of Common Stock Outstanding	The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 28, 2020	10,252,911	$35,613	7,717,970	$57,755	17,970,881	$93,368

Exercise of stock options	358,062	1,748	—	—	358,062	1,748

Balance as of March 27, 2021	10,610,973	37,361	7,717,970	$57,755	18,328,943	$95,116

Exercise of stock options and warrants	184,470	522	—	—	184,470	522

Balance as of March 26, 2022	10,795,443	$37,883	7,717,970	$57,755	18,513,413	95,638